Eaton Vance

South Carolina Municipal Income Fund

May 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.7%

Security	Principal Amount (000’s omitted)	Value
Education — 12.1%
Clemson University, 5.00%, 5/1/26	$2,000	$2,483,140
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,775,689
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	639,300
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 0.16%, 10/1/39(1)	2,500	2,500,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,297,340
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,239,420
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/32	590	657,891
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/44	1,000	1,073,880
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,725,465
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	664,884

		$17,057,009

Electric Utilities — 2.6%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$287,203
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,184,440
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,230,220

		$3,701,863

Escrowed/Prerefunded — 12.1%
Charleston, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,028,130
Charleston, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,084,390
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,838,433
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,109,837
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,784,325
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	501,179
South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,739,900

		$17,086,194

General Obligations — 23.8%
Aiken County Consolidated School District, 4.00%, 4/1/37	$1,500	$1,781,010
Aiken County Consolidated School District, 5.00%, 3/1/25	2,020	2,452,462
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,447,400
Charleston County School District, 5.00%, 5/12/21	2,000	2,092,760
Charleston County, 4.00%, 11/1/26	1,500	1,771,050
Charleston County, 4.00%, 11/1/31	1,500	1,895,445
Colleton County School District, 5.00%, 3/1/25	1,060	1,286,936
Georgetown County School District, 4.00%, 3/1/33	1,000	1,191,990
Hilton Head Island, 4.00%, 3/1/23	605	667,787
Hilton Head Island, 4.00%, 3/1/25	565	661,191
Horry County School District, 5.00%, 3/1/24	1,500	1,760,670
Horry County School District, 5.00%, 3/1/25	1,500	1,814,850

Security	Principal Amount (000’s omitted)	Value
Lancaster County School District, 4.00%, 3/1/30	$1,500	$1,782,480
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,320,909
Oconee County School District, 5.00%, 3/1/25	1,000	1,214,090
Richland County School District No. 2, 4.00%, 3/1/32	2,000	2,432,860
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	617,868
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	205,245
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	733,991
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,276,667
Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,275,210

		$33,682,871

Hospital — 12.3%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,714,035
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,012,860
Greenville Health System, 5.00%, 5/1/31	1,500	1,651,320
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,101,545
Greenwood County, (Self Regional Healthcare), 5.00%, 10/1/20	300	304,683
Lexington County Health Services District, Inc., (Lexington Medical Center), 4.00%, 11/1/31	1,125	1,264,342
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	725,886
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,867,000
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	1,000	1,101,670
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/46	1,000	1,198,170
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,638,960
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: U.S. Bank, N.A.), 0.06%, 5/1/48(1)	600	600,000
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,272,380

		$17,452,851

Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,763,754

		$1,763,754

Insured-Electric Utilities — 4.8%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,070,827
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,078,343
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,336,648
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,343,294
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	935,617

		$6,764,729

Insured-Lease Revenue/Certificates of Participation — 2.6%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,031,780
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,144,140
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,511,117

		$3,687,037

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,433,399

		$1,433,399

Insured-Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,276,640
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,763,600
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	591,385

		$4,631,625

Lease Revenue/Certificates of Participation — 7.6%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,215,487
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	539,490
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,390,220
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,265,920
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,156,890
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,157,270

		$10,725,277

Other Revenue — 1.5%
Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,178,540

		$2,178,540

Senior Living/Life Care — 1.7%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,024,910
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	529,189
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	644,371
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	264,320

		$2,462,790

Special Tax Revenue — 1.1%
Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$489,064
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,131,190

		$1,620,254

Student Loan — 0.5%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$660	$660,264

		$660,264

Transportation — 3.0%
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	$1,000	$1,145,720
South Carolina Ports Authority, (AMT), 5.00%, 7/1/34	1,355	1,610,729
South Carolina Transportation Infrastructure Bank, 0.698%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	1,495	1,463,082

		$4,219,531

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 9.4%
Beaufort-Jasper Water and Sewer Authority, 4.00%, 3/1/36	$1,000	$1,190,540
Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/29	1,550	1,978,017
Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/37	1,000	1,331,860
Columbia, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,399,680
Columbia, Waterworks and Sewer System Revenue, 5.00%, 2/1/49	1,000	1,258,940
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,229,930
North Charleston Sewer District, 2.00%, 1/1/29	500	503,120
Richland County, Utility System Revenue, 4.00%, 3/1/36	900	1,089,567
Richland County, Utility System Revenue, 4.00%, 3/1/38	630	753,682
Richland County, Utility System Revenue, 4.00%, 3/1/39	330	393,492
Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/33	475	573,486
Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/35	250	299,330
Startex-Jackson-Wellford-Duncan Water District, 5.00%, 4/1/31	265	349,320

		$13,350,964

Total Tax-Exempt Investments — 100.7% (identified cost $135,361,221)		$142,478,952

Other Assets, Less Liabilities — (0.7)%		$(962,790)

Net Assets — 100.0%		$141,516,162

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2020, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.7% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2020.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Floating rate security. The stated interest rate represents the rate in effect at May 31, 2020.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$142,478,952	$—	$142,478,952
Total Investments	$—	$142,478,952	$—	$142,478,952

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.